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                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:  12/31/2005

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.   Registrant Name:  CUNA Mutual Life Variable Account

      B.   File Number: 811-3915 and 811-03915

      C.   Telephone Number: (319) 352-1000, ext. 3004

2.    A.   Street: 2000 Heritage Way

      B.   City: Waverly    C. State: IA    D. Zip Code: 50677    Zip Ext.: 9202

      E.   Foreign Country:                     Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)          N

4.    Is this the last filing on this form by Registrant? (Y/N)           N

5.    Is Registrant a small business investment company (SBIC) ? (Y/N)    N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT) ? (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

117.    A.    Is Registrant a separate account of an insurance company? (Y/N)
              If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

        B.    [ ]   Variable annuity contracts? (Y/N)

        C.    [ ]   Scheduled premium variable life contracts? (Y/N)

        D.    [ ]   Flexible premium variable life contracts? (Y/N)

        E.    [ ]   Other types of insurance products registered under the
                    Securities Act of 1933? (Y/N)

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118.    [X]    State the number of series existing at the end of the
               period that had securities registered under the
               Securities Act of 1933                                          2

119.    [X]    State the number of new series for which registration
               statements under the Securities Act of 1933 became
               effective during the period                                     0

120.    [X]    State the total value of the portfolio securities on
               the date of deposit for the new series included in item
               119 ($000's omitted)                                      $     0

121.    [X]    State the number of series for which a current
               prospectus was in existence at the end of the period            2

122.    [X]    State the number of existing series for which
               additional units were registered under the Securities
               Act of 1933 during the current period                           2

123.    [X]    State the total value of the additional units
               considered in answering item 122 ($000's omitted)         $28,506

124.    [X]    State the total value of units of prior series that
               were placed in the portfolios of subsequent series
               during the current period (the value of these units is
               to be measured on the date they were placed in the
               subsequent series) ($000's omitted)                       $     0

125.    [X]    State the total dollar amount of sales loads collected
               (before reallowances to other brokers or dealers) by
               Registrant's principal underwriter and any underwriter
               which is an affiliated person of the principal
               underwriter during the current period solely from the
               sale of units of all series of Registrant ($000's
               omitted)                                                  $ 1,840

126.           Of the amount shown in item 125, state the total dollar
               amount of sales loads collected from secondary market
               operations in Registrant's units (include the sales
               loads, if any, collected on units of a prior series
               placed in the portfolio of a subsequent series.)
               ($000's omitted)                                          $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                          Number of         Total Assets              Total Income
                                                           Series              ($000's                Distributions
                                                          Investing           omitted)              ($000's omitted)
                                                          ---------           --------              ----------------
A.      U.S. Treasury direct issue                                              $                         $

B.      U.S. Government agency                                                  $                         $

C.      State and municipal tax-free                                            $                         $

D.      Public utility debt                                                     $                         $

E.      Brokers or dealers debt or debt of
        brokers' or dealers' parent                                             $                         $

F.      All other corporate intermed. & long-term debt        2                 $ 13,583                  $  615




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
G.      All other corporate short-term debt                   2                 $  6,129                  $  165

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                                        $                         $

I.      Investment company equity securities                                    $                         $

J.      All other equity securities                           2                 $253,074                  $4,008

K.      Other securities                                                        $                         $

L.      Total assets of all series of registrant              2                 $272,786                  $4,788


128.    [ ]    Is the timely payment of principal and interest on any
               of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
               [If answer is "N" (No), go to item 131.]

129.    [ ]    Is the issuer of any instrument covered in item 128
               delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is "N" (No), go to item 131.]

130.    [ ]    In computations of NAV or offering price per unit, is
               any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.           Total expenses incurred by all series of Registrant
               during the current reporting period ($000's omitted)
                                                                          $2,419

132.    [X]    List the "811" (Investment Company Act of 1940)
               registration number for all Series of Registrant that are being included in this filing:


        811-3915       811-03915       811-_____       811-_____       811-_____


For period ending 12/31/2005
File Number 811-3915 and 811-03915



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This report is signed on behalf of the registrant in the City of Madison, and state of Wisconsin on the day 10th of February, 2006.



                                  CUNA Mutual Life Variable Account (Registrant)
                                  By:  CUNA Mutual Life Insurance Company
                                       (Depositor)
Witness:

/s/ Diane M. Fisher                       By: /s/ Jeff Post
------------------------------            -------------------------------------
Diane M. Fisher                           Jeff Post
------------------------------            President and Chief Executive Officer
Witness' Title (print)